Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Earnings Per Equity Share
Year ended March 31,
	2017		2018		2019
Profit attributable to equity holders of the Company	₹	84,895	₹	80,081	₹	90,031
Weighted average number of equity shares outstanding		6,476,108,013		6,333,391,200		6,007,376,837

Basic earnings per share	₹	13.11	₹	12.64	₹	14.99

	Year ended March 31,
	2017		2018		2019
Profit attributable to equity holders of the Company	₹	84,895	₹	80,081	₹	90,031
Weighted average number of equity shares outstanding		6,476,108,013		6,333,391,200		6,007,376,837
Effect of dilutive equivalent share options		19,021,504		11,091,433		14,927,530

Weighted average number of equity shares for diluted earnings per share		6,495,129,517		6,344,482,633		6,022,304,367

Diluted earnings per share	₹	13.07	₹	12.62	₹	14.95